INVENTORY (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Details
Finished Product	$ 890,196	$ 588,073
Deferred Costs	64,933	0
Inventory	$ 955,129	$ 588,073	$ 618,069